Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS
Summary of Cash and Cash Equivalents

	As of December 31,		As of January 01,
	2025	2024	2024
	ThUS$	ThUS$	ThUS$
Cash balances	213	28	197
Bank balances	381,655	223,580	156,248
Time deposits	80,056	38	364,825
Other fixed-income instruments	—	161,115	120,936
Total	461,924	384,761	642,206

Summary of Cash and Cash Equivalents by Currency

	As of December 31,		As of January 01,
Other payments from operating activities	2025	2024	2024
Currency	ThUS$	ThUS$	ThUS$
Chilean peso	103,917	247,383	512,221
U.S. dollar	357,864	137,191	129,815
Argentine peso	16	—	12
Euro	83	149	117
UF	44	38	41
Total	461,924	384,761	642,206

Summary of Components of Other Payments for Operating Activities

	2025	2024	2023
Other payments from operating activities	ThUS$	ThUS$	ThUS$
VAT tax debit	(99,438)	(77,993)	(98,620)
Insurance premiums	(42,418)	(33,559)	(30,813)
Tax on emissions	(11,362)	(15,578)	(24,655)
Other	(14,292)	(13,338)	(11,659)
Total	(167,510)	(140,468)	(165,747)

Summary of Cash and Cash Equivalents Received from Sale of Shares of Subsidiaries and Associates

	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Cash received from the sale of Arcadia Generación Solar S.A.	—	—	621,355
Cash and cash equivalents outflow related to Arcadia Generación Solar S.A. exiting the Group	—	—	(2,138)
Total	—	—	619,217

Summary of Reconciliation of Liabilities Arising from Financing Activities

		Short-term loans	Long-term loans	Lease liabilities	Assets held to cover liabilities arising from financing activities	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Opening balance as of January 1, 2025	236,199	3,401,910	295,652	(8,614)	3,925,147
Cash flows from (used in) financing activities	From	—	190,000	—	73,160	263,160
	Used	(281,733)	(190,000)	(36,535)	—	(508,268)
	Interest paid	(174,159)	—	(177)	—	(174,336)
	Total cash flows from financing activities	(455,892)	—	(36,712)	73,160	(419,444)
Movements that do not represent cash flows	Movements in fair value	62,092	5,826	—	14,231	82,149
	Foreign currency translation differences	3,517	(1,706)	46,594	(24,676)	23,729
	Financial costs (1)	173,238	5,669	24,871	(347)	203,431
	New leases	—	—	88,035	—	88,035
	Other Movements	469,764	(379,840)	(8,243)	(72,738)	8,943
	Closing balance as of December 31, 2025	488,918	3,031,859	410,197	(18,984)	3,911,990

	Detail by category
	Payables due to related parties (see Note 10.1. b)	167,101	861,531	—	—	1,028,632
	Interest-bearing loans (See Note 20.1)	259,461	2,161,366	—	—	2,420,827
	Cash flow hedges (See Note 23.2.a)	62,356	8,962	—	(18,984)	52,334
	Lease liabilities (See Note 21)	—	—	410,197	—	410,197
	Closing balance as of December 31, 2025	488,918	3,031,859	410,197	(18,984)	3,911,990

		Short-term loans	Long-term loans	Lease liabilities	Assets held to hedge liabilities arising from financing activities	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Opening balance as of January 1, 2024	827,492	3,348,867	305,617	(62,960)	4,419,016
Cash flows from (used in) financing activities	From	—	1,632,383	—	65,282	1,697,665
	Used	(1,052,502)	(1,137,625)	(18,956)	—	(2,209,083)
	Interest paid	(214,929)	—	(2,794)	—	(217,723)
	Total cash flows from financing activities	(1,267,431)	494,758	(21,750)	65,282	(729,141)
Movements that do not represent cash flows	Movements in fair value	6,590	(5,036)	(25)	138	1,667
	Foreign currency translation differences	3,756	2,674	(23,809)	(8,277)	(25,656)
	Financial costs (1)	213,830	7,746	11,990	(2,797)	230,769
	New leases	—	—	43,905	—	43,905
	Other Movements	451,962	(447,099)	(20,276)	—	(15,413)
	Closing balance as of December 31, 2024	236,199	3,401,910	295,652	(8,614)	3,925,147

	Detail by category
	Payables due to related parties (see Note 10.1. b)	167,097	1,019,514	—	—	1,186,611
	Interest-bearing loans (See Note 20.1)	61,447	2,377,162	—	—	2,438,609
	Cash flow hedges (See Note 23.2.a)	7,655	5,234	—	(8,614)	4,275
	Lease liabilities (See Note 21)	—	—	295,652	—	295,652
	Closing balance as of December 31, 2024	236,199	3,401,910	295,652	(8,614)	3,925,147

		Short-term loans	Long-term loans	Lease liabilities	Assets held to hedge liabilities arising from financing activities	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	Opening balance as of January 1, 2023	566,603	3,891,875	275,379	(66,355)	4,667,502
Cash flows from (used in) financing activities	From	400,014	810,443	—	13,082	1,223,539
	Used	(1,010,370)	(595,413)	(21,929)	—	(1,627,712)
	Interest paid	(218,901)	—	(11,091)	—	(229,992)
	Total cash flows from financing activities	(829,257)	215,030	(33,020)	13,082	(634,165)
Movements that do not represent cash flows	Sales of subsidiaries	—	—	—	—	—
	Movements in fair value	46,378	(44,273)	—	(12,762)	(10,657)
	Foreign currency translation differences	11,028	97,377	4,221	5,493	118,119
	Financial costs (1)	217,065	5,631	11,535	(2,418)	231,813
	New leases	—	—	56,201	—	56,201
	Other Movements	815,675	(816,773)	(8,699)	—	(9,797)
	Closing balance as of December 31, 2023	827,492	3,348,867	305,617	(62,960)	4,419,016

	Detail by category
	Payables due to related parties (See Note 10.1. b)	167,112	1,179,760	—	—	1,346,872
	Interest-bearing loans (See Note 20.1)	618,183	2,163,402	—	—	2,781,585
	Cash flow hedges (See Note 23.2.a)	42,197	5,705	—	(62,960)	(15,058)
	Lease liabilities (See Note 21)	—	—	305,617	—	305,617
	Closing balance as of December 31, 2023	827,492	3,348,867	305,617	(62,960)	4,419,016

(1) Relates to accrual of interest.